CONSOLIDATED STATEMENTS OF INCOME - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 4,686,925	$ 6,510,169	$ 4,179,300
Cost of revenues	(2,244,486)	(2,910,873)	(1,852,751)
Gross profit	2,442,439	3,599,296	2,326,549
Operating expenses:
General and administrative expenses	(4,987,498)	(4,572,654)	(2,270,830)
IPO related expenses	(5,003,802)	0	0
Total operating expenses	(9,991,300)	(4,572,654)	(2,270,830)
Income (loss) from operations	(7,548,861)	(973,358)	55,719
Other income (loss):
Other income	265,208	441,341	390,013
Interest expense	(183,046)	(130,868)	(157,147)
Other expense	(81,088)	(5,946)	(55,694)
Total other income	1,074	304,527	177,172
Income (loss) before tax expense	(7,547,787)	(668,831)	232,891
Income tax expense	(23,086)	(118,681)	(167,072)
Net income (loss)	(7,570,873)	(787,512)	65,819
Other comprehensive loss:
Foreign currency translation adjustment, net of income tax	(1,200)	0	0
Total comprehensive income (loss)	$ (7,572,073)	$ (787,512)	$ 65,819
Net income (loss) per share attributable to ordinary shareholders
EPS - Basic and diluted	$ (0.467)	$ (0.054)	$ 0.005
Weighted average number of ordinary shares used in computing net income per share
Basic and diluted	16,225,961	14,463,661	14,463,661